[ING LETTERHEAD]

February 2, 2009

Patrick F. Scott Senior Counsel United States Securities and Exchange Commission Division of Investment Management 100 F Street, NE Washington, DC 20549-4644

Re:	Separate Account B of ING USA Annuity and Life Insurance Company
ING GoldenSelect ESII
File Nos. 333-28679 and 811-05626

Dear Mr. Scott:

Attached is Post-Effective Amendment No. 47 to the Registration Statement on Form N-4 for ING USA Annuity
and Life Insurance Company and its Separate Account B that concerns the above referenced offering of securities.

The purpose of this filing is to be able to offer a new version our lifetime minimum guaranteed withdrawal benefit riders (covering single and joint lives), subject to new rules for purchase with the contract. The marketing names of these riders are ING LifePay Plus and ING Joint LifePay Plus. The changes notably consist of:

·	Step-up opportunity is simple interest. Additional premiums paid during a contract year are eligible for a partial step-up, except in the first year after purchase post issue of the contract.
·	Option to elect to receive the amount guaranteed to be available for withdrawal annually in systematic installments over the annuitant’s life.
·	Both the maximum and current charges are being raised as well.

We have added options and removed the minimum contract value requirement with our dollar cost averaging program. We have also incorporated into the prospectus the changes we made earlier this year leveraging the flexibility of bracketed information in the filed insurance forms. These changes applied to new purchases only.

We respectfully request selective review. All changes are marked against the April 28, 2008 prospectus.

The registrant hereby acknowledges that:

·	The registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

·	Staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

·	The registrant may not assert staff comments as a defense in any proceeding initiated by the Commission any person under the federal securities laws of the United States.

Patrick F. Scott, Esq. February 2, 2009 Page 2

Please call me at (610) 425-3404, with your questions or comments, or e-mail me: scott.kreighbaum@us.ing.com.

Respectfully,

/s/ John S. Kreighbaum John S. (Scott) Kreighbaum Counsel ING USA Annuity and Life Insurance Company 1475 Dunwoody Drive West Chester, PA 19380-1478 Tel: (610) 425-3404 Fax: (610) 425-3520